BUSINESS COMBINATIONS AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Components of Purchase Price
The components of the purchase price were as follows:

Amount

(U.S. Dollars in thousands)
Equity instruments	$576,186
Cash acquired	(108,973)
Net intercompany payable to Legacy Dole at acquisition	(6,900)
Net consideration	$460,313

Schedule of Assets and Liabilities Acquired
The purchase price was allocated to the assets and liabilities acquired in the Acquisition as follows:

	December 31, 2021	Measurement Period Adjustments	December 31, 2022

	(U.S. Dollars in thousands)
Current assets, less inventory and cash acquired	$611,526	$6,026	$617,552
Inventory	257,201	(222)	256,979
Property, plant and equipment	1,265,303	(2,389)	1,262,914
Intangible assets	310,659	—	310,659
Other assets	427,153	(3,298)	423,855
Goodwill	274,048	(774)	273,274
Current liabilities, less current portion of debt	(662,590)	(1,874)	(664,464)
Debt	(1,392,176)	(167)	(1,392,343)
Other liabilities	(621,193)	2,698	(618,495)
	469,931	—	469,931
Noncontrolling interests assumed	(9,618)	—	(9,618)
	$460,313	$—	$460,313

Schedule of Pro Forma Revenue and Earnings
The following tables represent (1) the amount of Legacy Dole’s revenue, excluding sales with Total Produce entities, and earnings included in the consolidated statements of operations included herein, which, for the year ended December 31, 2021, only includes Legacy Dole results from the Acquisition Date; and (2) the pro forma revenue and earnings, including material and nonrecurring pro forma adjustments, of the combined company assuming the Acquisition Date was January 1, 2020:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Actual (Legacy Dole):	(U.S. Dollars in thousands)
Revenue	$4,848,985	$1,915,458	$—
Net income (loss) attributable to Legacy Dole	71,755	(80,604)	—

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments

	Year Ended
	December 31, 2021	December 31, 2020

Pro forma (total Dole plc):	(U.S. Dollars in thousands)
Revenue	$9,285,672	$8,969,405
Net income attributable to Dole plc	151,651	8,567
Material and nonrecurring pro forma adjustments:
Elimination of intercompany revenue	$(72,389)	$(48,533)
Incremental charges on biological assets and inventory and depreciation impact	—	(98,162)
Merger & IPO costs	—	(30,876)
Net impact of interest, net of tax	—	29,653
Removal of equity method earnings of Legacy Dole investment, net of tax	(24,396)	(19,134)